City National Rochdale Funds
Limited Maturity Fixed Income Fund
Institutional Class
Class N

Supplement dated September 15, 2015, to the Summary Prospectus, Prospectus and Statement of Additional Information dated January 31, 2015, as supplemented May 1, 2015 and July 24, 2015

Effective September 15, 2015, the Limited Maturity Fixed Income Fund has been liquidated and closed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-005-0100